Financial Assets and Liabilities - Summary of Loans, Borrowings and Debentures (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Loans, borrowings and debentures	R$ (7,811,734)	R$ (8,462,594)
Debentures	25,339,619	17,802,481
Total	29,052,215	22,574,313	R$ 21,688,946
Current	3,518,225	2,115,305
Non-current	25,533,990	20,459,008
Dollar (USD) [member]
Disclosure of detailed information about borrowings [line items]
Total	16,165,603	13,586,899
Pound (GBP) [member]
Disclosure of detailed information about borrowings [line items]
Total	R$ 443,500	563,044
September nineteen [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 0.90%
Annual interest	5.30%
Maturity	Sep-2019
Loans, borrowings and debentures	R$ 0	43,471
Objective	Working capital
Feb-21 [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	106 % of CDI
Annual interest	5.73%
Maturity	Feb-2021
Loans, borrowings and debentures	R$ 1,727,459	0
Objective	Acquisition
Oct-22 [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	100% CDI + 0,50%
Annual interest	4.92%
Loans, borrowings and debentures	R$ 2,015,251	0
Objective	Working capital
Fixed interest rate [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	Fixed
Annual interest	5.50%
Maturity	Sep-2029
Loans, borrowings and debentures	R$ 3,071,052	0
Objective	Acquisition
Fixed interest rate [member] | Dollar (USD) [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	Fixed U.S.$
Annual interest	8212.00%
Maturity	Aug-2019
Loans, borrowings and debentures	R$ 0	15,499
Objective	Working capital
IGPM + 6.10% [member] | May twenty eight [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	IGPM + 6,10%
Annual interest	10.59%
Maturity	May-2028
Loans, borrowings and debentures	R$ 240,900	228,010
Objective	Working capital
IPCA + 4,00% [member] | 20-Sep [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 5.57%
Annual interest	9.84%
Maturity	Sep-2020
Loans, borrowings and debentures	R$ 108,133	203,613
Objective	Working capital
IPCA + 4,00% [member] | Oct-29 [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 4,00%
Annual interest	8.20%
Maturity	Oct-2029
Loans, borrowings and debentures	R$ 219,466	0
Objective	Working capital
IPCA + 7.14% [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 7.14%
Annual interest	11.47%
Maturity	Dec-2020
Loans, borrowings and debentures	R$ 318,412	305,894
Objective	Working capital
IPCA + 7.48% [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 7.48%
Annual interest	11.82%
Maturity	Dec-2022
Loans, borrowings and debentures	R$ 286,271	275,014
Objective	Working capital
IPCA + 7.36% [member] | December twenty five [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 7.36%
Annual interest	11.70%
Maturity	Dec-2025
Loans, borrowings and debentures	R$ 94,367	90,656
Objective	Working capital
IPCA + 5.87% [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 5.87%
Annual interest	10.15%
Maturity	Dec-2023
Loans, borrowings and debentures	R$ 859,996	767,638
Objective	Working capital
IPCA + 4.33% [member] | Oct-24 [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 4.33%
Annual interest	8.54%
Maturity	Oct-2024
Loans, borrowings and debentures	R$ 431,817	414,583
Objective	Working capital
128 % of CDI [member] | February Nineteen [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	128 % of CDI
Annual interest	8.26%
Maturity	Feb-2019
Loans, borrowings and debentures	R$ 0	501,064
Objective	Working capital
IPCA + 4.68% [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 4.68%
Annual interest	8.91%
Loans, borrowings and debentures	R$ 570,098	0
Objective	Working capital
IPCA + 4.68% [member] | Oct-24 [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Feb-2026
IPCA + 4.50% [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 4.50%
Annual interest	8.72%
Maturity	Feb-2029
Loans, borrowings and debentures	R$ 668,034	0
Objective	Working capital
IPCA + 3,90% [member] | Oct-29 [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 3,90%
Annual interest	8.10%
Maturity	Oct-2029
Loans, borrowings and debentures	R$ 895,249	0
Objective	Working capital
BNDES [member] | 24-Jan [member] | With guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	Fixed
Annual interest	3.50%
Maturity	Jan-2024
Loans, borrowings and debentures	R$ 1,426	2,261
Objective	Expansion project
BNDES [member] | URTJLP [member] | With guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	URTJLP
Annual interest	7.87%
Maturity	Mar-2022
Loans, borrowings and debentures	R$ 4,952	0
Objective	Expansion project
BNDES [member] | URTJLP [member] | Dec - 29 [member] | With guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	URTJLP
Annual interest	7.86%
Maturity	Dec-2029
Loans, borrowings and debentures	R$ 2,213,704	2,584,347
Objective	Expansion project
BNDES [member] | Fixed interest rate [member] | With guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	Fixed
Annual interest	5.36%
Maturity	Jan-2025
Loans, borrowings and debentures	R$ 834,039	1,055,281
Objective	Expansion project
BNDES [member] | TJ462 [member] | 20-Oct [member] | With guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	TJ462
Annual interest	8.37%
Maturity	Oct-2020
Loans, borrowings and debentures	R$ 144,573	316,854
Objective	Investment
BNDES [member] | Selic [member] | 20-Oct [member] | With guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	Selic
Annual interest	6.28%
Maturity	Oct-2020
Loans, borrowings and debentures	R$ 73,540	152,562
Objective	Investment
BNDES [member] | Selic [member] | 23-Jun [member] | With guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	Selic
Annual interest	6.45%
Maturity	Jun-2023
Loans, borrowings and debentures	R$ 52,031	63,852
Objective	Investment
BNDES [member] | Selic [member] | 20-Sep [member] | With guarantee [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Loans, borrowings and debentures	R$ 0	3,930
BNDES [member] | TLJP index [member] | 23-Jun [member] | With guarantee [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	TJLP
Annual interest	5.95%
Maturity	Jun-2023
Loans, borrowings and debentures	R$ 1,667	0
Objective	Investment
BNDES [member] | TLJP index [member] | 23-Jun [member] | With guarantee [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	TJLP
Annual interest	7.57%
Maturity	Jun-2023
Loans, borrowings and debentures	R$ 83,174	107,731
Objective	Investment
BNDES [member] | Selic [member] | 20-Sep [member] | With guarantee [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	Selic
Annual interest	6.80%
Maturity	Sep-2020
Loans, borrowings and debentures	R$ 1,118	0
Objective	Expansion project
BNDES [member] | Selic [member] | 20-Sep [member] | With guarantee [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	Selic
Annual interest	13.65%
Maturity	Sep-2020
Objective	Expansion project
BNDES [member] | IPCA [member] | With guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA
Annual interest	12.07%
Maturity	Nov-2021
Loans, borrowings and debentures	R$ 1,528	2,211
Objective	Expansion project
EIB [member] | Dollar (USD) [member] | With guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	U.S.$
Annual interest	2.94%
Maturity	Sep-2020
Loans, borrowings and debentures	R$ 29,081	54,508
Objective	Investment
EIB [member] | June twenty [member] | Dollar (USD) [member] | With guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	U.S.$
Annual interest	3.88%
Maturity	Jun-2020
Loans, borrowings and debentures	R$ 31,770	89,003
Objective	Investment
EIB [member] | Libor [member] | May twenty one [member] | Dollar (USD) [member] | With guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	U.S.$ + LIBOR
Annual interest	2.46%
Maturity	May-2021
Loans, borrowings and debentures	R$ 71,129	115,581
Objective	Investment
EIB [member] | Libor [member] | 21-Sep [member] | Dollar (USD) [member] | With guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	U.S.$ + LIBOR
Annual interest	2.66%
Maturity	Sep-2021
Loans, borrowings and debentures	R$ 89,336	130,402
Objective	Investment
FINEP [member] | With guarantee [member]
Disclosure of detailed information about borrowings [line items]
Loans, borrowings and debentures	R$ 3,712,596	4,771,832
FINEP [member] | Fixed interest rate [member] | Dec - 19 [member] | With guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	Fixed
Annual interest	5.00%
Maturity	Dec-2019
Loans, borrowings and debentures	R$ 0	93,309
Objective	Investment
Foreign loans [member] | December twenty three [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 0.80%
Annual interest	5.24%
Maturity	Dec-2023
Loans, borrowings and debentures	R$ 512,078	0
Objective	Exportation
Foreign loans [member] | Fixed interest rate [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	Fixed
Annual interest	1.16%
Maturity	Mar-2022
Loans, borrowings and debentures	R$ 3,561	0
Objective	Acquisition
Foreign loans [member] | Libor [member] | Pound (GBP) [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	GBP + Libor
Annual interest	4.37%
Maturity	Dec-2019
Loans, borrowings and debentures	R$ 0	363,250
Objective	Acquisition
Foreign loans [member] | Libor [member] | December twenty two [member] | Pound (GBP) [member] | Without guarantee [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	GBP + Libor
Annual interest	1.96%
Maturity	Dec-2022
Loans, borrowings and debentures	R$ 106,643	0
Objective	Acquisition
Foreign loans [member] | Libor [member] | December twenty two [member] | Pound (GBP) [member] | Without guarantee [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	GBP + Libor
Annual interest	2.36%
Maturity	Dec-2022
Loans, borrowings and debentures	R$ 186,604	0
Objective	Acquisition
Foreign loans [member] | Libor [member] | Nov - 20 [member] | Pound (GBP) [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	GBP + Libor
Annual interest	2.22%
Maturity	Nov-2020
Loans, borrowings and debentures	R$ 150,253	199,794
Objective	Acquisition
Foreign loans [member] | 126% of CDI [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	126% of CDI
Annual interest	8.13%
Maturity	Dec-2019
Loans, borrowings and debentures	R$ 0	514,817
Objective	Exportation
Foreign loans [member] | 125% of CDI [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	125% of CDI
Annual interest	8.06%
Maturity	Jan-2019
Loans, borrowings and debentures	R$ 0	646,024
Objective	Exportation
Perpetual notes [member] | Dollar (USD) [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	U.S.$
Annual interest	8.25%
Maturity	—
Loans, borrowings and debentures	R$ 2,040,752	1,961,819
Objective	Acquisition
Resolution 4131 [member] | 20-Oct [member] | Dollar (USD) [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	U.S.$
Annual interest	4.79%
Maturity	Oct-2020
Loans, borrowings and debentures	R$ 20,688	39,738
Objective	Working capital
Resolution 4131 [member] | Nov - 22 [member] | Dollar (USD) [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	U.S.$
Annual interest	2.65%
Maturity	Nov-2022
Loans, borrowings and debentures	R$ 217,537	209,987
Objective	Working capital
Resolution 4131 [member] | May-23 [member] | Dollar (USD) [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	U.S.$
Annual interest	3.67%
Maturity	May-2023
Loans, borrowings and debentures	R$ 313,493	292,172
Objective	Working capital
Resolution 4131 [member] | Dec - 19 [member] | Dollar (USD) [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	U.S.$
Annual interest	4.34%
Maturity	Dec-2019
Loans, borrowings and debentures	R$ 0	41,033
Objective	Working capital
Resolution 4131 [member] | Libor [member] | February twenty [member] | Dollar (USD) [member] | Without guarantee [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	U.S.$ + Libor
Annual interest	2.90%
Maturity	Feb-2020
Loans, borrowings and debentures	R$ 81,107	0
Objective	Working capital
Resolution 4131 [member] | Libor [member] | February twenty [member] | Dollar (USD) [member] | Without guarantee [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	U.S.$ + Libor
Annual interest	3.75%
Maturity	Feb-2020
Loans, borrowings and debentures	R$ 0	156,387
Objective	Working capital
Senior notes due 2023 [member] | 23-Mar [member] | Dollar (USD) [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	U.S.$
Annual interest	5.00%
Maturity	Mar-2023
Loans, borrowings and debentures	R$ 438,985	409,590
Objective	Acquisition
Senior notes due 2024 [member] | Feb-24 [member] | Dollar (USD) [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	U.S.$
Annual interest	7.38%
Maturity	Feb-2024
Loans, borrowings and debentures	R$ 3,318,895	3,061,566
Objective	Acquisition
Senior notes due 2024 [member] | Sep-24 [member] | Dollar (USD) [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	U.S.$
Annual interest	5.95%
Maturity	Sep-2024
Loans, borrowings and debentures	R$ 903,636	2,022,793
Objective	Acquisition
Senior notes due 2025[member] | Dollar (USD) [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	U.S.$
Annual interest	5.88%
Maturity	Jan-2025
Loans, borrowings and debentures	R$ 2,182,089	1,997,394
Objective	Acquisition
Senior notes due 2027 [member] | 27-Jan [member] | Dollar (USD) [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	U.S.$
Annual interest	7.00%
Maturity	Jan-2027
Loans, borrowings and debentures	R$ 3,234,647	2,977,721
Objective	Acquisition
Working capital [member] | Dec - 19 [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Annual interest	7.86%
Maturity	Dec-2019
Loans, borrowings and debentures	R$ 0
Objective	Working capital
Working capital [member] | Oct-22 [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Oct-2022
Working capital [member] | 125% of CDI [member] | Dec - 19 [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	125% of CDI
Annual interest	6.79%
Maturity	Dec-2019
Loans, borrowings and debentures	R$ 0	5,018
Objective	Working capital
Working capital [member] | 122% of CDI [member] | Dec - 19 [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	122% of CDI
Loans, borrowings and debentures		15,402
Working capital [member] | 120.25% of CDI [member] | Dec - 19 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest	6.53%
Working capital [member] | 120.25% of CDI [member] | Dec - 19 [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	120.25% of CDI
Loans, borrowings and debentures		30,828
Bank overdraft [member] | 125.5% of CDI [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	125.5% of CDI
Annual interest	5.53%
Maturity	Jan-2020
Loans, borrowings and debentures	R$ 740	0
Objective	Working capital
Prepayment [member] | 20-Oct [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	100% Libor 0,76%
Annual interest	2.72%
Maturity	Oct-2020
Loans, borrowings and debentures	R$ 40,474	0
Objective	Working capital
Prepayment [member] | 21-Nov [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	100% Libor
Annual interest	2.90%
Maturity	Nov-2021
Loans, borrowings and debentures	R$ 80,932	0
Objective	Working capital
Prepayment [member] | Libor [member] | Dec - 19 [member] | Dollar (USD) [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	U.S.$+Libor
Annual interest	3.64%
Maturity	Dec-2019
Loans, borrowings and debentures	R$ 0	11,706
Objective	Working capital
Export Credit Note NCE [Member] | With guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	Euribor + 0.58%
Annual interest	0.58%
Maturity	Sep-2026
Loans, borrowings and debentures	R$ 79,528	R$ 0
Objective	Investment